Consolidated Statements of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Issuance of common units (in shares)	793,080	20,407,571
Issuance of units, acquisitions (in shares)		4,497,158